Supplement to the
Fidelity® Series Investment Grade Bond Fund
October 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Series Investment Grade Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
LIG-PSTK-1225-105 1.899738.105	December 12, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Lead Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
RRS-PSTK-1225-132 1.820982.132	December 12, 2025
Supplement to the
Fidelity® SAI Sustainable Core Plus Bond Fund
October 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® SAI Sustainable Core Plus Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
SSU-PSTK-1225-101 1.9911693.101	December 12, 2025
Supplement to the
Fidelity® SAI Total Bond Fund
October 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® SAI Total Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
STB-PSTK-1225-103 1.9910131.103	December 12, 2025
Supplement to the
Fidelity® Sustainable Core Plus Bond Fund
October 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Sustainable Core Plus Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
SCB-PSTK-1225-100 1.9921950.100	December 12, 2025
Supplement to the
Fidelity® Series Sustainable Investment Grade Bond Fund
October 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Series Sustainable Investment Grade Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
SGB-PSTK-1225-100 1.9921953.100	December 12, 2025
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2026, the following information replaces similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Lead Portfolio Manager of Fidelity® Strategic Dividend & Income® Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
SDI-PSTK-1225-125 1.791404.125	December 12, 2025
Supplement to the
Fidelity® Conservative Income Bond Fund
Class A, Class I, and Class Z
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
AFCV-PSTK-1225-103 1.9911293.103	December 12, 2025
Supplement to the
Fidelity® Sustainable Low Duration Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
ASLD-PSTK-1225-102 1.9909559.102	December 12, 2025
Supplement to the
Fidelity® Short-Term Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
ASTP-PSTK-1225-113 1.9881435.113	December 12, 2025
Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
FCV-I-PSTK-1225-106 1.9585864.106	December 12, 2025
Supplement to the
Fidelity® Intermediate Bond Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
IBF-PSTK-1225-119 1.479312.119	December 12, 2025
Supplement to the
Fidelity® Sustainable Low Duration Bond Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
SLD-PSTK-1225-101 1.9909567.101	December 12, 2025
Supplement to the
Fidelity® SAI Sustainable Low Duration Bond Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
SLO-PSTK-1225-100 1.9921956.100	December 12, 2025
Supplement to the
Fidelity® Series Short-Term Credit Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
SS1-PSTK-1225-101 1.9883850.101	December 12, 2025
Supplement to the
Fidelity® SAI Low Duration Bond Fund and Fidelity® SAI Short-Term Bond Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of each fund.
SST-LDI-PSTK-1225-100 1.9921960.100	December 12, 2025
Supplement to the
Fidelity® Short-Term Bond Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
STP-PSTK-1225-117 1.790645.117	December 12, 2025
Supplement to the
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
ZCI-PSTK-1225-101 1.9911289.101	December 12, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I, and Class Z
November 29, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Lead Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
ARRS-PSTK-1225-147 1.820981.147	December 12, 2025
Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class M, Class C, Class I, and Class Z
January 29, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2026, the following information replaces similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Lead Portfolio Manager of Fidelity® Strategic Dividend & Income® Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
ASDI-PSTK-1225-138 1.805077.138	December 12, 2025
Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Rick Gandhi will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rick Gandhi (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Lead Portfolio Manager of Fidelity® Strategic Real Return Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
RRS-K6-PSTK-1225-108 1.9900306.108	December 12, 2025
Supplement to the
Fidelity® Investment Grade Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Prospectus

Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Investment Grade Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
AIGB-PSTK-1225-140 1.777602.140	December 12, 2025
Supplement to the
Fidelity® Tactical Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Prospectus

Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Tactical Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
ATBF-PSTK-1225-103 1.9911342.103	December 12, 2025
Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2025
Prospectus

Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Investment Grade Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
IGB-PSTK-1225-123 1.734043.123	December 12, 2025
Supplement to the
Fidelity® Tactical Bond Fund
October 30, 2025
Prospectus

Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Tactical Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
TBF-PSTK-1225-101 1.9911340.101	December 12, 2025